Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Schedule of Unbilled Services and Unearned Revenue or Payments on Account (Details) - USD ($)
$ in Thousands
	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Unbilled services (unbilled revenue)	$ 993,141	$ 951,936
Change in unbilled services (unbilled revenue)	$ 41,205
Percentage change in unbilled services (unbilled revenue)	4.30%
Unearned revenue (payments on account)	$ (1,709,938)	(1,654,507)
Change in unearned revenue (payments on account)	$ (55,431)
Percentage change in unearned revenue (payments on account)	3.40%
Net balance	$ (716,797)	$ (702,571)
Change in net balance	$ 14,226
Percentage change in net balance	2.00%